Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		1.36%	0.05%	0.82%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		3.95%	0.13%	0.63%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.41%	0.63%	0.99%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		5.85%	1.11%	1.49%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		6.15%	1.28%	1.61%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		5.59%	0.87%	1.24%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		4.86%	0.13%	0.63%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Putnam Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[1]	3.39%	(0.14%)	1.37%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		3.39%	(0.14%)	1.41%
Putnam Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[2]	3.39%	(0.14%)	1.37%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		3.39%	(0.14%)	1.41%
Putnam Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[3]	3.39%	(0.14%)	1.37%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		3.39%	(0.14%)	1.41%
Putnam Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[4]	3.39%	(0.14%)	1.37%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		3.39%	(0.14%)	1.41%
Putnam Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[5]	3.39%	(0.14%)	1.37%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		3.39%	(0.14%)	1.41%

[1]
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[2]
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[3]
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[4]
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

[5]
†	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.